Note 13 - Retirement and Pension Plans (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Contribution Plan, Cost	$ 1,236,000	$ 1,053,000	$ 984,000
Defined Benefit Plan Contributions By Employer Percentage Minimum		2.00%
Defined Benefit Plan Contributions By Employer, Maximum		15.00%
Defined Benefit Plan Contributions By Employer Percentage, Current		2.00%